REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
II
Milwaukee, Wisconsin 53212


In planning and performing our
audits of the financial statements of
AXS Astoria Real Asset ETF
(formerly AXS Astoria Real Assets
ETF), AXS Green Alpha ETF, AXS
Esoterica NextG Economy ETF,
AXS Knowledge Leaders ETF,
Alternative Access First Priority
CLO Bond ETF, Tradr 2X Long
ACHR Daily ETF, Tradr 2X Long
ALAB Daily ETF, Tradr 2X Long
APLD Daily ETF, Tradr 2X Long
APP Daily ETF, Tradr 2X Long
ASTS Daily ETF, Tradr 2X Long
CEG Daily ETF, Tradr 2X Long
CLSK Daily ETF, Tradr 2X Long
CORZ Daily ETF, Tradr 2X Long
CRDO Daily ETF, Tradr 2X Long
CRWV Daily ETF, Tradr 2X Long
DDOG Daily ETF, Tradr 2X Long
ENPH Daily ETF, Tradr 2X Long
GEV Daily ETF, Tradr 2X Long
IBM Daily ETF, Tradr 2X Long
Innovation 100 Monthly ETF, Tradr
2X Long Innovation 100 Quarterly
ETF, Tradr 2X Long Innovation
ETF, Tradr 2X Long JOBY Daily
ETF, Tradr 2X Long LRCX Daily
ETF, Tradr 2X Long MDB Daily
ETF, Tradr 2X Long NBIS Daily
ETF, Tradr 2X Long NVTS Daily
ETF, Tradr 2X Long PONY Daily
ETF, Tradr 2X Long QBTS Daily
ETF, Tradr 2X Long QUBT Daily
ETF, Tradr 2X Long RGTI Daily
ETF, Tradr 2X Long SMR Daily
ETF, Tradr 2X Long SPY Quarterly
ETF, Tradr 2X Long TEM Daily
ETF, Tradr 2X Long U Daily ETF,
Tradr 2X Long UPST Daily ETF,
Tradr 2X Long VOYG Daily ETF,
Tradr 1X Short Innovation 100
Monthly ETF, Tradr 1X Short
Innovation Daily ETF, Tradr 1.5X
Short NVDA Daily ETF and Tradr
2X Short TSLA Daily ETF (the
"Funds"), each a series of Investment
Managers Series Trust II, as of and
for the year ended March 31, 2026, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States), we
considered their internal control over
financial reporting, including control
activities for safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles.   A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.




To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
II
Page Two

Because of inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight
Board (United States). However, we
noted no deficiencies in the Funds'
internal control over financial
reporting and its operation, including
controls for safeguarding securities,
which we consider to be material
weaknesses, as defined above, as of
March 31, 2026.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II
and the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone
other than these specified parties.




/s/TAIT, WELLER & BAKER
LLP

Philadelphia, Pennsylvania
May 29, 2026